Business developments (Details 2) (Aberdeen Asset Management PLC, CHF) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Jul. 31, 2012	Sep. 30, 2012
Aberdeen Asset Management PLC
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations		140
Sale of ownership interest percentage in Aberdeen Asset Management (as a percent)	7.00%